Quarterly Report
March 31, 2019
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.3%
Asset-Backed & Securitized – 30.8%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.337% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$1,735,000	$1,733,239
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.937% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	2,276,000	2,266,657
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 7/20/2026 (n)	1,715,000	1,716,345
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	537,522
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 4.128% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	3,511,841	3,457,753
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,900,315	1,874,094
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,842,049
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.12% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,718,940
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (z)	2,900,000	2,930,124
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,709,261
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.661% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	706,240
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 4.033% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,595,672
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.583% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,725,180
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.841% (LIBOR - 1mo. + 1.35%), 3/15/2036 (z)	1,247,481	1,248,483
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.991% (LIBOR - 1mo. + 1.5%), 3/15/2036 (z)	1,727,281	1,729,589
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051 (i)(z)	22,187,052	1,357,479
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.583% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,063,030
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	2,015,365	2,026,574
BXMT Ltd., 2017-FL1 “A”, FLR, 3.353% (LIBOR - 1mo. + 0.87%), 6/15/2035 (z)	1,525,500	1,525,024
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (z)	2,927,000	2,938,051
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.317%, 5/10/2050 (i)	17,587,489	1,333,126
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.633% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	272,040	272,443
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,196,097
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	533,797
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	862,961
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	731,210
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	975,144
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	2,518,811	2,485,328
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.733% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	1,494,270	1,494,267
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,281,730	1,279,771
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,336,943
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,221,428	1,218,635
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,596,792
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 4.007% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,579,418	2,568,553
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	688,812
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,869,569
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	868,000	861,851
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	1,032,000	1,035,021
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,726,239	1,726,350
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,461,000	1,461,072
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	808,292
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	251,814	251,230
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,900,000	1,897,654
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,340,000	2,358,012
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.287% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,500,369
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	35,484	35,481
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.835% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	1,680,500	1,680,497
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,721,816
Granite Point Mortgage Trust Inc., FLR, 3.386% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,165,667	2,161,425
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,890,000	2,933,188
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.046%, 5/10/2050 (i)	15,829,837	1,117,851
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.134%, 8/10/2050 (i)	15,793,055	1,140,377
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	389,593	389,091
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,114,183
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	639,695
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.431% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,348,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.331% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	$2,728,334	$2,716,379
JPMorgan Chase Commercial Mortgage Securities Corp., 1.082%, 9/15/2050 (i)	15,131,135	982,310
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “C”, FLR, 4.483% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,355,495
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.983% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,225,002
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.033% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	742,438
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,839,821
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,646,843	1,632,140
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,734,055
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.98% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,510,651
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.88% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	1,204,000	1,201,620
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.237% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,261,329
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.434%, 5/15/2050 (i)	17,360,187	1,307,765
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.446%, 6/15/2050 (i)	7,824,539	623,461
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.868%, 12/15/2051 (i)	18,104,641	1,203,977
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.58% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,464,854
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,392,000	1,389,972
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 3.285% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	347,000	347,328
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.535% (LIBOR - 1mo. + 1.05%), 9/25/2023 (z)	391,000	391,692
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	1,982,764
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,373,419
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,035,970
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,752,000	1,748,787
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,072,663
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,980,000	1,978,050
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.142% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	448,379	448,539
PFS Financing Corp., 2017-C, “A”, FLR, 2.953% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	908,000	907,339
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,109,171
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,790,000	1,787,598
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,283,854
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.696% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	897,247
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	363,180	361,615
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.653% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,050,014
Student Loan Consolidation Center, “A”, FLR, 3.705% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	418,592	421,013
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.961% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,742,935
TICP Ltd., CLO, 2018-3R, “B”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	855,648
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.561% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,484,052
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.933% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,192,483
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,696,192	1,674,539
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	12,036,581	748,896
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.009%, 12/15/2051 (i)	9,153,573	680,065
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,221,009
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	212,576	212,236
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	1,313,802	1,315,918
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,703,789
		$148,546,491
Automotive – 3.0%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$2,383,000	$2,397,858
Ford Motor Credit Co. LLC, 3.157%, 8/04/2020	1,359,000	1,349,374
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	2,496,000	2,440,558
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,088,000	1,107,714
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (z)	1,535,000	1,551,863
Harley-Davidson Financial Services, FLR, 3.555% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,671,721
Hyundai Capital America, 3.75%, 7/08/2021 (n)	976,000	982,872
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,356,000	1,373,414
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,383,357
		$14,258,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.5%
Fox Corp., 3.666%, 1/25/2022 (n)	$778,000	$793,314
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,734,000	1,748,946
		$2,542,260
Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,018,000	$2,013,412
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,519,170
		$4,532,582
Cable TV – 1.3%
Comcast Corp., 3.45%, 10/01/2021	$1,718,000	$1,751,880
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,087,000	1,122,909
Time Warner Cable, Inc., 5%, 2/01/2020	3,475,000	3,532,586
		$6,407,375
Chemicals – 0.7%
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	$2,145,000	$2,137,316
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	1,150,000	1,219,592
		$3,356,908
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$3,089,000	$3,169,191
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (z)	1,503,000	1,511,999
		$4,681,190
Conglomerates – 2.0%
Roper Technologies, Inc., 2.8%, 12/15/2021	$783,000	$780,454
United Technologies Corp., 3.1%, 6/01/2022	956,000	962,168
United Technologies Corp., 3.65%, 8/16/2023	3,349,000	3,437,624
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	3,320,000	3,375,182
Westinghouse Air Brake Technologies Corp., FLR, 3.91% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	869,972
		$9,425,400
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$750,000	$738,234
Consumer Services – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,212,819
QVC, Inc., 5.125%, 7/02/2022	1,482,000	1,552,728
		$2,765,547
Electrical Equipment – 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,198,000	$1,195,949
Electronics – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,799,000	$3,780,622
Broadcom, Inc., 3.125%, 4/15/2021 (n)(w)	1,665,000	1,663,002
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,607,000	1,621,103
		$7,064,727
Emerging Market Quasi-Sovereign – 1.0%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,930,461
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	2,022,000	2,018,563
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,007,514
		$4,956,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 1.0%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,367,826
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	882,368
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,636,779
		$4,886,973
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,205,576
Financial Institutions – 1.3%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,873,000	$1,921,139
GE Capital International Funding Co., 2.342%, 11/15/2020	4,553,000	4,496,587
		$6,417,726
Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,197,000	$1,219,430
Conagra Brands, Inc., FLR, 3.511% (LIBOR - 3mo. + 0.75%), 10/22/2020	855,000	853,963
Constellation Brands, Inc., FLR, 3.383% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	852,438
Diageo PLC, 3%, 5/18/2020	1,460,000	1,466,152
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	853,140
		$5,245,123
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., FLR, 3.264% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,734,000	$1,732,740
Industrial – 0.2%
Century Housing Corp., 3.995%, 11/01/2021	$748,000	$750,271
Insurance – 0.6%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$407,333
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,639,729
		$3,047,062
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,580,000	$2,552,291
Insurance - Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$860,000	$858,984
International Market Quasi-Sovereign – 1.6%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$3,980,492
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,880,000	3,867,430
		$7,847,922
International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$1,188,929
Internet – 0.5%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$439,920
Baidu, Inc., 3.875%, 9/29/2023	1,702,000	1,736,957
		$2,176,877
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,496,000	$2,561,688
Major Banks – 14.3%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$2,079,000	$2,072,391
Bank of America Corp., 2.151%, 11/09/2020	2,661,000	2,635,028
Bank of America Corp., 2.369% to 7/21/2020, FLR (LIBOR - 3mo. + 0.66%) to 7/21/2021	2,408,000	2,391,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	$1,454,000	$1,448,361
Bank of America Corp., 2.881% to 4/24/2022, FLR (LIBOR - 3mo. + 1.021%) to 4/24/2023	3,106,000	3,096,499
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,371,000	4,461,156
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,360,766
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,574,894
Credit Agricole, “A”, FLR, 4.212% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,286,905
Credit Suisse Group AG, 3.8%, 9/15/2022	2,127,000	2,166,775
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,020,000	2,026,937
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,595,543
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,971
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,408,916
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,529,995
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,965,727
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,745,000	1,749,267
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,294,000	1,284,743
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	3,030,000	3,048,235
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,896,000	2,879,032
KeyBank NA, 3.3%, 2/01/2022	416,000	422,858
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	772,319
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,749,000	1,774,656
Morgan Stanley, 2.375%, 7/23/2019	1,459,000	1,457,137
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,297,426
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,893,260
NatWest Markets PLC, 3.625%, 9/29/2022 (z)	895,000	894,601
PNC Bank N.A., 2.25%, 7/02/2019	1,080,000	1,078,844
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,381,537
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,604,000	1,609,288
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,577,846
UBS AG, 2.375%, 8/14/2019	1,660,000	1,658,300
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,514,698
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,589,361
		$68,964,851
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$1,234,000	$1,225,159
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,360,619
		$2,585,778
Medical Equipment – 0.6%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$2,589,000	$2,582,645
Zimmer Biomet Holdings, Inc., FLR, 3.375% (LIBOR - 3mo. + 0.75%), 3/19/2021	511,000	509,277
		$3,091,922
Metals & Mining – 0.7%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$899,000	$934,538
Glencore Funding LLC, 3%, 10/27/2022 (n)	886,000	872,366
Glencore Funding LLC, 4.125%, 3/12/2024 (z)	1,354,000	1,367,097
Vale Overseas Ltd., 4.375%, 1/11/2022	300,000	305,850
		$3,479,851
Midstream – 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$2,340,000	$2,363,633
El Paso LLC, 6.5%, 9/15/2020	2,578,000	2,707,456
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,342,000
MPLX LP, 3.375%, 3/15/2023	690,000	695,402
		$7,108,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.8%
Fannie Mae, 5.5%, 5/01/2025	$44,484	$45,105
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,155,873	1,246,014
Fannie Mae, 2%, 5/25/2044	2,427,957	2,376,407
Freddie Mac, 0.881%, 4/25/2024 (i)	624,094	22,366
		$3,689,892
Municipals – 0.7%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,091,000	$3,593,821
Network & Telecom – 0.5%
AT&T, Inc., 3.2%, 3/01/2022	$2,171,000	$2,190,175
Oils – 0.2%
Phillips 66, FLR, 3.246% (LIBOR - 3mo. + 0.6%), 2/26/2021	$1,196,000	$1,196,028
Other Banks & Diversified Financials – 7.4%
American Express Co., 3.7%, 11/05/2021	$1,704,000	$1,741,564
Banque Federative du Credit Mutuel S.A., 2%, 4/12/2019 (n)	2,430,000	2,429,440
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	2,614,000	2,593,190
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,606,659
Capital One Financial Corp., 2.4%, 10/30/2020	868,000	863,030
Capital One Financial Corp., 3.2%, 1/30/2023	1,806,000	1,808,320
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,134,892
Citigroup, Inc., 3.142% to 1/24/2022, FLR (LIBOR - 3mo. + 0.722%) to 1/24/2023	2,378,000	2,386,214
Compass Bank, 3.5%, 6/11/2021	1,920,000	1,935,074
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,688,602
First Republic Bank, 2.375%, 6/17/2019	849,000	848,165
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,405,210
Groupe BPCE S.A., FLR, 3.836% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,378,767
Intesa Sanpaolo S.p.A., FLR, 3.403% (LIBOR - 3mo. + 0.63%), 7/17/2019	4,329,000	4,329,607
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,945,000	2,919,841
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,679,439
		$35,748,014
Pharmaceuticals – 2.0%
Actavis Funding SCS, 3.45%, 3/15/2022	$886,000	$893,979
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	3,162,000	3,174,670
Celgene Corp., 2.875%, 8/15/2020	1,091,000	1,091,743
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,788,630
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,540,000	1,533,347
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	1,180,000	1,197,115
		$9,679,484
Printing & Publishing – 0.3%
Moody's Corp., 3.25%, 6/07/2021	$1,626,000	$1,639,384
Retailers – 1.0%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$2,575,252
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	631,000	637,164
Macy's Retail Holdings, Inc., 2.875%, 2/15/2023	1,771,000	1,714,389
		$4,926,805
Supranational – 0.3%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,330,000	$1,328,666

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$856,376
American Tower Corp., REIT, 2.25%, 1/15/2022	500,000	492,372
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,110,782
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,008,258
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,091,816
SBA Tower Trust, 2.898%, 10/15/2019 (n)	2,395,000	2,392,240
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	623,237
		$8,575,081
Tobacco – 1.5%
B.A.T Capital Corp., 2.297%, 8/14/2020	$2,930,000	$2,899,978
B.A.T Capital Corp., 2.764%, 8/15/2022	756,000	743,476
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,338,896
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,072,196
		$7,054,546
Transportation - Services – 0.3%
TTX Co., 2.6%, 6/15/2020 (n)	$1,660,000	$1,655,376
U.S. Government Agencies and Equivalents – 0.8%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,037,666
National Credit Union Administration, “1-A”, FLR, 2.93% (LIBOR - 1mo. + 0.45%), 1/08/2020	463,593	464,679
National Credit Union Administration, FLR, 2.891% (LIBOR - 1mo. + 0.4%), 3/11/2020	719,104	720,815
National Credit Union Administration, FLR, 2.93% (LIBOR - 1mo. + 0.45%), 10/07/2020	240,445	240,911
National Credit Union Administration, FLR, 2.841% (LIBOR - 1mo. + 0.35%), 12/07/2020	402,853	402,895
		$3,866,966
U.S. Treasury Obligations – 8.1%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$28,239,000	$27,946,682
U.S. Treasury Notes, 2.375%, 1/31/2023	10,990,000	11,045,809
		$38,992,491
Utilities - Electric Power – 4.0%
Dominion Energy, Inc., 1.6%, 8/15/2019	$1,070,000	$1,064,943
Dominion Energy, Inc., 2.579%, 7/01/2020	1,761,000	1,751,272
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	2,017,033
Emera U.S. Finance LP, 2.7%, 6/15/2021	503,000	498,439
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,670,000	2,624,528
Engie Energia Chile S.A., 5.625%, 1/15/2021	3,341,000	3,467,711
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,232,752
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	849,988
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,722,000
NextEra Energy, Inc., 2.9%, 4/01/2022	1,516,000	1,517,327
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,654,315
WEC Energy Group, Inc., 3.1%, 3/08/2022	875,000	881,888
		$19,282,196
Total Bonds		$479,593,912
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.48% (v)	3,856,779	$3,856,779

Other Assets, Less Liabilities – (0.1)%		(614,098)
Net Assets – 100.0%		$482,836,593
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,856,779 and $479,593,912, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $188,792,682, representing 39.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023	2/04/19	$2,899,608	$2,930,124
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.841% (LIBOR - 1mo. + 1.35%), 3/15/2036	3/08/19	1,247,481	1,248,483
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.991% (LIBOR - 1mo. + 1.5%), 3/15/2036	3/08/19	1,727,281	1,729,589
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051	12/06/18	1,357,479	1,357,479
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	2,015,332	2,026,574
BXMT Ltd., 2017-FL1 “A”, FLR, 3.353% (LIBOR - 1mo. + 0.87%), 6/15/2035	3/20/19	1,525,976	1,525,024
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023	3/20/19	2,926,426	2,938,051
Dell Investments LLC/EMC Corp., 4%, 7/15/2024	3/06/19	1,496,409	1,511,999
Glencore Funding LLC, 4.125%, 3/12/2024	3/05/19	1,347,659	1,367,097
Harley-Davidson Financial Services, 4.05%, 2/04/2022	1/31/19	1,533,730	1,551,863
NatWest Markets PLC, 3.625%, 9/29/2022	3/26/19	894,509	894,601
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.535% (LIBOR - 1mo. + 1.05%), 9/25/2023	9/17/18	391,000	391,692
Total Restricted Securities			$19,472,576
% of Net assets			4.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Derivative Contracts at 3/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	63	$13,424,906	June – 2019	$42,598
At March 31, 2019, the fund had liquid securities with an aggregate value of $35,627 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$42,859,457	$—	$42,859,457
Non-U.S. Sovereign Debt	—	15,322,055	—	15,322,055
Municipal Bonds	—	3,593,821	—	3,593,821
U.S. Corporate Bonds	—	167,180,494	—	167,180,494
Residential Mortgage-Backed Securities	—	12,973,471	—	12,973,471
Commercial Mortgage-Backed Securities	—	28,642,341	—	28,642,341
Asset-Backed Securities (including CDOs)	—	110,620,571	—	110,620,571
Foreign Bonds	—	98,401,702	—	98,401,702
Mutual Funds	3,856,779	—	—	3,856,779
Total	$3,856,779	$479,593,912	$—	$483,450,691
Other Financial Instruments
Futures Contracts - Assets	$42,598	$—	$—	$42,598
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,323,011	40,097,586	(38,563,818)	3,856,779
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$403	$385	$—	$17,475	$3,856,779